Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per Share
Schedule of earnings per share

€ millions, unless otherwise stated	2020	2019	2018
Profit attributable to equity holders of SAP SE	5,145	3,321	4,083
Issued ordinary shares[1]	1,229	1,229	1,229
Effect of treasury shares[1]	-46	-35	-35
Weighted average shares outstanding, basic[1]	1,182	1,194	1,194
Dilutive effect of share-based payments[1]	0	0	0
Weighted average shares outstanding, diluted[1]	1,182	1,194	1,194
Earnings per share, basic, attributable to equity holders of SAP SE (in €)	4.35	2.78	3.42
Earnings per share, diluted, attributable to equity holders of SAP SE (in €)	4.35	2.78	3.42

[1] Number of shares in millions